Intangible Assets Acquired from Acquisition (Detail) (FCI and Centronix, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Cost	$ 25,377	$ 25,377
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(20,903)	(20,903)
Net Carrying Amount
Core Technology
Intangible Assets [Line Items]
Cost	15,809	15,809
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(11,335)	(11,335)
Net Carrying Amount
Customer Relationships
Intangible Assets [Line Items]
Cost	8,325	8,325
Accumulated Amortization	(8,325)	(8,325)
Net Carrying Amount
Order backlog
Intangible Assets [Line Items]
Cost	1,243	1,243
Accumulated Amortization	(1,243)	(1,243)
Net Carrying Amount